Document And Entity Information	Aug. 06, 2024
Document Information [Line Items]
Entity, Registrant Name	Enservco Corporation
Document, Type	8-K/A
Document, Period End Date	Aug. 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36335
Entity, Tax Identification Number	84-0811316
Entity, Address, Address Line One	14133 County Road 9½
Entity, Address, City or Town	Longmont
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80504
City Area Code	303
Local Phone Number	333-3678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ENSV
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 08-06-24
Amendment Flag	true
Entity, Central Index Key	0000319458